CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, shares authorized (in Shares)	[1]	60,000,000	60,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.05	$ 0.05
Ordinary shares, shares issued (in Shares)	[1]	2,547,191	485,058
Ordinary shares, shares outstanding (in Shares)	[1]	2,547,191	485,058
Class B Ordinary Shares
Ordinary shares, shares authorized (in Shares)	[1]	30,000,000	30,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.05	$ 0.05
Ordinary shares, shares issued (in Shares)	[1]	1,200,000	42,000
Ordinary shares, shares outstanding (in Shares)	[1]	1,200,000	42,000

[1]	Adjusted for the effect of 1-for-50 reverse share split on June 3, 2025.